Fees Summary	Mar. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 36,898,177,500.00
Previously Paid Amount	0.00
Total Fee Amount	5,095,638.31
Total Offset Amount	0.00
Net Fee	5,095,638.31
Narrative - Max Aggregate Offering Price	$ 36,898,177,500.00
Final Prospectus	true